Other Current Liabilities (Schedule of changes in product warranty obligation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities [Abstract]
Beginning of year	$ 3,161	$ 3,265	$ 2,328
Accruals	5,505	5,823	6,333
Usage	(5,269)	(5,927)	(5,396)
Balance at end of year	$ 3,397	$ 3,161	$ 3,265